Notes to the consolidated financial statements	3 Months Ended
Mar. 31, 2023
Notes to the consolidated financial statements
Notes to the consolidated financial statements

3. Notes to the consolidated financial statements

3.1 Revenue from contract with customers

The Group recognized the following revenues:

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Belgium
GSK	23,746	6,473
Switzerland
CRISPR	180	209
Netherlands
Genmab	447	447
Total	24,373	7,129

Of these revenues, all of which were recognized over time as part of collaboration agreements, during the three months ended March 31, 2023 EUR 4,148k (March 31, 2022: EUR 18,243k) related to (i) delivery of research services combined with an IP license (recognized from the upfront payments and achievement of certain milestones as further illustrated in the table below), (ii) EUR 132k (March 31, 2022: EUR 103k) related to delivery of products and (iii) EUR 2,849k (March 31, 2022: EUR 6,027k) were recognized from those research and development services considered distinct within the agreements.

Of the total revenues recognized, in the three months ended March 31, 2023, EUR 6,473k in revenue was recognized under the collaboration agreements with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens (“GSK I”) and in April 2021 for research, development and manufacturing of next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches, such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV (“GSK II”). In the first quarter of 2022, the Company reached a development milestone of EUR 10,000k under the GSK I collaboration. Therefore, revenue for the three months ending March 31, 2023, also includes recognition of EUR 423k of the milestone amount (March 31, 2022: EUR 4,725k). The remaining EUR 3,321k of the milestone amount is deferred as contract liability and will be recognized into revenue through the estimated completion date of Phase 1 clinical trials, which represents the period of time during which CureVac is responsible for development as, subsequent to this period, GSK will be responsible for further development and commercialization. In the three months ended March 31, 2022, revenue consisted of EUR 23,746k primarily recognized from the upfront payments under both collaboration agreements with GSK.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and	Upfront and	Revenue recognized from
		milestones payments included	milestones payments included	upfront and milestones payments
	Upfront and milestone	in contract	in contract	for three months ended
	payments	liabilities at	liabilities at	March 31,
Customer	March 31, 2023	December 31, 2022	March 31, 2023	2022	2023

		(EUR k)	(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	102,804	99,180	17,719	3,624
CRISPR	USD 3,000k (EUR 2,524k)*	929	852	77	77
Genmab	USD 10,000k (EUR 8,937k)*	3,575	3,128	447	447
Total		107,308	103,160	18,243	4,148

* Translated at the currency exchange rate prevailing on the transaction date.

Contract balances:

	December 31,	March 31,
	2022	2023
	EUR k	EUR k
Trade receivables	6,295	3,379
Contract assets	2,707	2,464
Contract liabilities	107,308	103,160

Trade receivables are non-interest bearing and are generally settled within 30 to 45 days. The contract liabilities contain upfront payments and milestone payments from Collaboration agreements.

3.2 Cost of sales

The cost of sales consists of the following:

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Personnel	(7,937)	(8,188)
Materials	(22,828)	(4,534)
Third-party services	(964)	(5,453)
Maintenance and lease	(231)	(580)
Amortization and depreciation	(5,168)	(1,170)
Other	(104)	(710)
Total	(37,232)	(20,634)

For the three months ended March 31, 2023, cost of sales decreased in comparison to corresponding period in 2022. This decline was primarily attributable to higher material costs in the prior year, which were driven by write-offs of raw materials originally procured for the manufacturing of products intended to be sold to GSK. However, these raw materials were no longer expected to be sold to them.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Personnel	(197)	(716)
Amortization and depreciation	(17)	—
Other	(57)	(108)
Total	(271)	(824)

Personnel expenses mainly include salary and salary-related expenses, during the three months ended March 31, 2023 of EUR 675k (March 31, 2022: EUR 129k) and share-based payment expense of EUR 41k (March 31, 2022: EUR 68k).

3.4 Research and development expenses

R&D expenses consists of the following:

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Materials	(17,287)	(3,489)
Personnel	(7,054)	(11,037)
Amortization and depreciation	(1,013)	(1,725)
Patents and fees to register a legal right	(1,855)	(857)
Third-party services	16,800	(4,692)
Maintenance and lease	(36)	(1,766)
Other	(341)	(684)
Total	(10,786)	(24,251)

During the three months ended March 31, 2023, research and development expenses increased in comparison to the same period of 2022, as the prior year period was largely impacted by the reversal of provision for onerous contracts in the amount of EUR 6,800k as a result of more participants leaving the clinical trials, prior to completion, than originally estimated and of renegotiations of contracts with CROs. Additionally in 2022, GSK took over the Group’s committed capacity at Novartis (see Note 3.6 for additional information) which resulted in a reduction in the estimated contract termination provisions in the amount of EUR 25,059k. The net effect of these two events resulted in an overall gain within the Third-party services category.

As of March 31, 2023, the Group had no development expenditures which met the requirements for capitalization and thus none have been capitalized.

Personnel expenses mainly include salary and salary-related expenses, during the three months ended March 31, 2023 of EUR 10,885k (March 31, 2022: EUR 6,864k) and share-based payment expense of EUR 152k (March 31, 2022: EUR 190k).

3.5 General and administrative expenses

General and administrative expenses consist of the following:

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Personnel	(9,781)	(9,098)
Maintenance and lease	(1,300)	(1,301)
Third-party services	(5,283)	(7,002)
Legal and other professional services	(2,325)	(1,629)
Amortization and depreciation	(2,938)	(3,106)
Other	(2,939)	(1,152)
Total	(24,566)	(23,287)

Personnel expenses mainly include salary and salary-related expenses, during the three months ended March 31, 2023, of EUR 7,768k (March 31, 2022: EUR 7,803k) and share-based payment expense of EUR 1,330k (March 31, 2022: EUR 1,978k). During the three months ended March 31, 2023, third-party services expenses increased, compared to the same period of 2022, mainly due to higher consulting services.

3.6 Other operating income

	Three months ended March 31,
	2022	2023
	EUR k	EUR k
Compensation for CMO/Material transfer	33,012	1,544
Sale of equipment	310	308
Grants and other cost reimbursements from government agencies and similar bodies	69	2
Other	45	152
Total	33,436	2,006

In March 2022, CureVac AG and GlaxoSmithKline Biologicals SA amended and restated the 2020 GSK agreement and the GSK COVID Agreement in connection with GSK entering into a direct agreement with Novartis for use of Novartis as a CMO at the same time as CureVac exits its CMO agreement with Novartis. Additionally, under the restated agreement, CureVac is entitled to further compensation by GSK. The compensations mainly consist of a consideration for set-up activities undertaken by CureVac (EUR 20,500k) and for reimbursement of prepayments (EUR 12,000k), which were recognized in other operating income in the three months ended March 31, 2022. As an additional result of this agreement, certain reserved capacity at Novartis was also taken over from the Group by GSK, which resulted in the reversal of provisions of EUR 25,059k which had been recognized as of December 31, 2021, and the recognition of a corresponding gain in research and development expenses in the three months ended March 31, 2022 (see Note 3.4).

During the three months ended March 31, 2023 and 2022, income from grants with government agencies and similar bodies resulted from the following:

Coalition for Epidemic Preparedness Innovations (CEPI)

In January 2020, CureVac and CEPI entered into a collaboration to develop a vaccine against the new coronavirus SARS-CoV-2. The aim of the cooperation is to safely advance vaccine candidates into clinical testing as quickly as possible. The agreement builds upon the existing partnership between CureVac and CEPI to develop a rapid-response vaccine platform and included additional initial funding of up to USD 8,300k. In May 2020, CEPI increased its grant award to the Group for SARS-CoV-2 vaccine development to up to USD 15,300k.

For the three months ended March 31, 2023, CureVac recognized the reimbursement by CEPI of approved expenses of EUR 2k (March 31, 2022: EUR 6k) as “other operating income”. As of March 31, 2023, EUR 307k in grant funds received have been deferred and are presented within other liabilities (December 31, 2022: EUR 309k).

Bill & Melinda Gates Foundation (BMGF)

For the three months ended March 31, 2023, CureVac recognized EUR 0k (March 31, 2022: EUR 63k) from the amortization of the grants on a straight-line basis into other operating income. As of March 31, 2023, EUR 1,712k in grant funds received have been deferred and presented within other liabilities (December 31, 2022: EUR 1,712k).